Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

4. Intangible Assets, Net

At March 31, 2022, intangible assets consisted of the following:

	Estimated		Accumulated
	Useful Life	Costs	Amortization	Net
Trade names	10 years	$119,000	$(24,792)	$94,208
Customer contracts	5-8 years	1,242,000	(421,831)	820,169
		$1,361,000	$(446,623)	$914,377

At December 31, 2021, intangible assets consisted of the following:

	Estimated		Accumulated
	Useful Life	Costs	Amortization	Net
Trade names	10 years	$119,000	$(21,817)	$97,183
Customer contracts	5-8 years	1,242,000	(370,687)	871,313
		$1,361,000	$(392,504)	$968,496

Amortization expense for the three months ended March 31, 2022 and 2021 amounted to $54,119. The following table represents future amortization expense for intangible assets subject to amortization.

For the Twelve Months Ending March 31,	Amount
2023	$216,475
2024	216,475
2025	216,475
2026	179,292
2027	32,275
Thereafter	53,385
$914,377

6. Intangible Assets, Net

At December 31, 2021, intangible assets consisted of the following:

	Estimated		Accumulated
	Useful Life	Costs	Amortization	Net
Trade names	10 years	$119,000	$(21,817)	$97,183
Customer contracts	5-8 years	1,242,000	(370,687)	871,313
		$1,361,000	$(392,504)	$968,496

At December 31, 2020, intangible assets consisted of the following:

	Estimated		Accumulated
	Useful Life	Costs	Amortization	Net
Trade names	10 years	$119,000	$(9,917)	$109,083
Customer contracts	5-8 years	1,242,000	(166,112)	1,075,888
		$1,361,000	$(176,029)	$1,184,971

Amortization expense for the years ended December 31, 2021 and 2020, amounted to $216,475 and $176,029, respectively. The following table represents future amortization expense for intangible assets subject to amortization.

For the Years Ending December 31,	Amount
2022	$216,475
2023	216,475
2024	216,475
2025	199,008
2026	58,608
Thereafter	61,455
$968,496